UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DCF Capital, L.L.C.
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Address:   20 Dayton Avenue
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-7546
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas C. Floren
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (203) 618-1601
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Douglas C. Floren        Greenwich, Connecticut      May 17, 2004
       ------------------------   --------------------------  ---------------
             [Signature] [City, State] [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             39
                                               -------------

Form 13F Information Table Value Total:           111,224
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
Aclara Biosciences Inc            Common Stock   00461P106   2,169   589,600 SH       sole                589,600
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Amgen Inc                         Common Stock   031162100   2,442    42,000 SH       sole                 42,000
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Ariad Pharmaceuticals Inc         Common Stock   04033A100   1,051   110,000 SH       sole                110,000
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Array Biopharma Inc               Common Stock   04269X105   1,305   145,000 SH       sole                145,000
-----------------------------------------------------------------------------------------------------------------------------------
Biogen Idec Inc                   Common Stock   09062X103   8,507   153,000 SH       sole                153,000
-----------------------------------------------------------------------------------------------------------------------------------
Cephalon Inc                      Common Stock   156708109   4,128    72,000 SH       sole                 72,000
-----------------------------------------------------------------------------------------------------------------------------------
Elan PLC                          ADR            284131208   7,413   395,500 SH       sole                395,500
-----------------------------------------------------------------------------------------------------------------------------------
Elan PLC                          ADR            2841339AV     663   206,700 SH CALLS sole                206,700
-----------------------------------------------------------------------------------------------------------------------------------
Genentech Inc                     Common Stock   368710406  22,381   211,500 SH       sole                211,500
-----------------------------------------------------------------------------------------------------------------------------------
Genentech Inc                     Common Stock   3687119AQ     792       300 SH CALLS sole                    300
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Genentech Inc                     Common Stock   3687139AR   1,164       400 SH CALLS sole                    400
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Getty Images Inc                  Common Stock   374276103   1,457    27,000 SH       sole                 27,000
-----------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences Inc               Common Stock   375558103   2,495    45,000 SH       sole                 45,000
-----------------------------------------------------------------------------------------------------------------------------------
Illumina Inc                      Common Stock   452327109   2,235   298,000 SH       sole                298,000
-----------------------------------------------------------------------------------------------------------------------------------
Ivax Corp                         Common Stock   465823102   1,480    65,000 SH       sole                 65,000
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                 Common Stock   478160104     502     9,900 SH       sole                  9,900
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Ligand Pharmaceuticals Inc        Common Stock   53220K207   2,010   100,000 SH       sole                100,000
-----------------------------------------------------------------------------------------------------------------------------------
Lilly Eli & Co                    Common Stock   532457108     951    14,211 SH       sole                 14,211
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Medtronic Inc                     Common Stock   585055106     465     9,751 SH       sole                  9,751
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Millenium Pharmaceuticals I       Common Stock   599902103   1,834   108,500 SH       sole                108,500
-----------------------------------------------------------------------------------------------------------------------------------
Myriad Genetics Inc               Common Stock   62855J104   5,280   326,500 SH       sole                326,500
-----------------------------------------------------------------------------------------------------------------------------------
Nabi Biopharmaceuticals           Common Stock   629519109   2,949   189,500 SH       sole                189,500
-----------------------------------------------------------------------------------------------------------------------------------
Onyx Pharmaceuticals Inc          Common Stock   683399109   2,085    51,500 SH       sole                 51,500
-----------------------------------------------------------------------------------------------------------------------------------
OSI Pharmaceuticals Inc           Common Stock   671040103   1,098    26,000 SH       sole                 26,000
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Perkin Elmer Inc                  Common Stock   714046109   3,228   156,000 SH       sole                156,000
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Pfizer Inc                        Common Stock   717081103   2,674    76,296 SH       sole                 76,296
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Progenics Pharmaceuticals In      Common Stock   743187106   1,809    95,000 SH       sole                 95,000
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Protein Design Labs Inc           Common Stock   74369L103   5,907   248,000 SH       sole                248,000
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Regeneron Pharmaceuticals         Common Stock   75886F107   3,177   234,000 SH       sole                234,000
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Rigel Pharmaceuticals Inc         Common Stock   766559603     885    40,000 SH       sole                 40,000
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Roche Holdings                    Common Stock   771195104     830     8,500 SH       sole                  8,500
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Schering AG                       ADR            806585204     243    13,000 SH       sole                 13,000
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Seattle Genetics Inc              Common Stock   812578102     205    25,000 SH       sole                 25,000
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Sepracor Inc                      Common Stock   817315104  11,255   234,000 SH       sole                234,000
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Sepracor Inc                      Common Stock   8173169AG     913       500 SH CALLS sole                    500
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Sirna Therapeutics Inc            Common Stock   829669100      59    14,500 SH       sole                 14,500
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Spectrum Pharmaceuticals Inc      Common Stock   84763A108     908   108,750 SH       sole                108,750
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Thermo Electron Corp              Common Stock   883556102   2,192    77,500 SH       sole                 77,500
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Valentis Inc                      Common Stock   91913E302      83    14,100 SH       sole                 14,100
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